Investment in Associates - Schedule of Dividends Received from Associates and Movements in Investments in Associates (Details)	12 Months Ended
Dec. 31, 2019 CLP ($)
Investments in Associates.
Dividends received	$ 268
Movements In Investments In Associate [Roll Forward]
Initial application of equity method	(9,073,000,000)
Participation in income	532,000,000
Balance as of December 31, 2019	$ 9,605,000,000